PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Schedule of property and equipment and right-of-use assets) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 5,346,130	$ 5,294,647
Less: accumulated depreciation	(1,955,197)	(1,861,553)
Property and equipment	3,390,933	3,433,094
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	500,000	500,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,057,964	2,027,182
Furniture and fixtures[Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	361,580	361,580
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	6,659	6,659
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 2,419,927	$ 2,399,226